Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2023	2022
Accrued liabilities	841	673
Accounts payable	326	284
Accrued interest	148	118
Regulatory liabilities (Note 12)	51	139
Environmental liabilities (Note 20)	38	25
Lease obligations	11	11
	1,415	1,250